Consolidated Statements of Comprehensive Income $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 MXN ($)		Dec. 31, 2019 USD ($) [2]	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Statement [Line Items]
CONSOLIDATED NET INCOME		$ 28,048	[1]	$ 1,488	$ 33,079	$ 37,207	[3]
Items that will be reclassified to consolidated net income in subsequent periods, net of tax:
Valuation of the effective portion of derivative financial instruments		(980)		(52)	(592)	(439)	[3]
Income (loss) on hedge of net investments in foreign operations		991		53	724	(1,259)	[3]
Exchange differences on the translation of foreign operations and equity accounted investees		(12,556)		(666)	(13,174)	14,482	[3]
Share of other comprehensive income (loss) of equity accounted investees		1,058		56	(360)	(2,013)	[3]
Total items that will be reclassified		(11,487)		(609)	(13,402)	10,771	[3]
Items that will not to be reclassified to consolidated net income in subsequent periods, net of tax:
Loss due to changes in the fair value in equity financial instruments					(1,039)
Share of other comprehensive income (loss) of equity accounted investees		(389)		(21)	597	69	[3]
Remeasurements of the net defined benefit liability		(1,090)		(58)	551	(7)	[3]
Total items that will not be reclassified		(1,479)		(79)	109	62	[3]
Other items of comprehensive (loss) income, net of tax		(12,966)		(688)	(13,293)	10,833	[3]
Consolidated comprehensive income, net of tax		15,082		800	19,786	48,039	[3]
Controlling interest comprehensive income		12,331		654	14,776	46,052	[3]
Controlling interest comprehensive income		12,285		651	14,776	46,001	[3]
Non-controlling interest comprehensive income		2,751		146	5,010	1,987	[3]
Non-controlling interest comprehensive income		2,797		149	5,010	2,038	[3]
Controlling comprehensive income from continuing operations, net of tax		12,285		651	4,540	20,895	[3]
Controlling comprehensive income from discontinued operations, net of tax					4,804	1,790	[3]
Non-controlling comprehensive income from continuing operations, net of tax		2,797		149	10,236	25,106	[3]
Consolidated comprehensive income, net of tax		15,082		800	19,786	48,039	[3]
Non-controlling comprehensive income from discontinued operations, net of tax					$ 206	248	[3]
Vonpar [member]
Items that will not to be reclassified to consolidated net income in subsequent periods, net of tax:
Reattribution to non-controlling interest of other comprehensive income by acquisition	[3]					(51)
Reattribution from controlling interest of other comprehensive income by acquisition	[3]					$ 51
Farmacias Yza [member]
Items that will not to be reclassified to consolidated net income in subsequent periods, net of tax:
Reattribution to non-controlling interest of other comprehensive income by acquisition		3
Reattribution from controlling interest of other comprehensive income by acquisition		(3)
Grupo Socofar [member]
Items that will not to be reclassified to consolidated net income in subsequent periods, net of tax:
Reattribution to non-controlling interest of other comprehensive income by acquisition		(49)		(3)
Reattribution from controlling interest of other comprehensive income by acquisition		$ 49		$ 3

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[3]	Revised to reflect the discontinued operations of Coca-Cola FEMSA Philippines – See Note 4.2.1